N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Entity Central Index Key	0000940338
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

CHARGES FOR EARLY WITHDRAWALS

If you surrender or partially surrender (withdraw money from) your Contract, we may deduct a surrender charge when a premium is withdrawn or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of your premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract.

The maximum surrender charge is 8% of each premium payment withdrawn or Annuitized under a Non-Life Payment Option.

For example, if you purchased a Contract and were to partially surrender (withdraw) the initial premium of $100,000 during the first year since payment of the premium, you would be assessed a maximum charge of $8,000 on the amount surrendered.

Reference Surrender Charge.

TRANSACTION CHARGES	In addition to surrender charges, you may be charged for other transactions (such as when you complete more than six transfers during a Contract Year). Reference Transfer Processing Fee.

ONGOING FEES AND EXPENSES (ANNUAL CHARGES)

Minimum and Maximum Annual Fee Table

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.41%[1]	1.41%[1]
	Investment options (Portfolio Company fees and expenses)	0.26%[2]	1.34%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected):	0.20%[3]	0.95%[3]

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Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,959	Highest Annual Cost: $4,418

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract Classes and Portfolio Company fees and expenses

•  No optional benefits

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Reference Fee Table.

[1] As a percentage of average annual Variable Account Value during the accumulation period.

[2] As a percentage of Portfolio assets.

[3] As a percentage of the Guaranteed Withdrawal Balance.

Charges for Early Withdrawals [Text Block]

CHARGES FOR EARLY WITHDRAWALS

If you surrender or partially surrender (withdraw money from) your Contract, we may deduct a surrender charge when a premium is withdrawn or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of your premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract.

The maximum surrender charge is 8% of each premium payment withdrawn or Annuitized under a Non-Life Payment Option.

For example, if you purchased a Contract and were to partially surrender (withdraw) the initial premium of $100,000 during the first year since payment of the premium, you would be assessed a maximum charge of $8,000 on the amount surrendered.

Reference Surrender Charge.

Surrender Charge Phaseout Period, Years | yr	1
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]

TRANSACTION CHARGES	In addition to surrender charges, you may be charged for other transactions (such as when you complete more than six transfers during a Contract Year). Reference Transfer Processing Fee.

Ongoing Fees and Expenses [Table Text Block]

ONGOING FEES AND EXPENSES (ANNUAL CHARGES)

Minimum and Maximum Annual Fee Table

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.41%[1]	1.41%[1]
	Investment options (Portfolio Company fees and expenses)	0.26%[2]	1.34%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected):	0.20%[3]	0.95%[3]

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Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,959	Highest Annual Cost: $4,418

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract Classes and Portfolio Company fees and expenses

•  No optional benefits

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Reference Fee Table.

[1] As a percentage of average annual Variable Account Value during the accumulation period.

[2] As a percentage of Portfolio assets.

[3] As a percentage of the Guaranteed Withdrawal Balance.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.41%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.41%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average annual Variable Account Value during the accumulation period.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.26%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.34%
Investment Options Footnotes [Text Block]	As a percentage of Portfolio assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.95%
Optional Benefits Footnotes [Text Block]	As a percentage of the Guaranteed Withdrawal Balance.
Lowest and Highest Annual Cost [Table Text Block]

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Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,959	Highest Annual Cost: $4,418

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract Classes and Portfolio Company fees and expenses

•  No optional benefits

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Reference Fee Table.

Lowest Annual Cost [Dollars]	$ 1,959
Highest Annual Cost [Dollars]	$ 4,418
Risks [Table Text Block]

RISKS
RISK OF LOSS	You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in the Contract.
NOT A SHORT-TERM INVESTMENT

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to eight Contract years and will reduce the value of your Contract if surrenders are made during that time.

The tax deferral benefit is more beneficial to investors with a long-time horizon.

Reference Principal Risks of Investing in the Contract.

RISKS ASSOCIATED WITH INVESTMENT OPTIONS

Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each Subaccount. The Subaccounts and the Fixed Account each have their own unique risks. You should review all of the investment options before making an investment decision.

Reference Principal Risks of Investing in the Contract.

INSURANCE COMPANY RISKS

Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life. If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of Kansas City Life, including its financial strength rating, is available upon request by contacting the Home Office.

Reference Financial Condition of Kansas City Life.

RESTRICTIONS ON DISTRIBUTIONS FROM CONTRACTS THAT FUND 403(B) RETIREMENT PLANS

The Code restricts certain distributions from certain 403(b) annuity contracts, permitting such distributions only on the death of the employee, attainment of age 59 ½, severance from employment disability or financial hardship. Other exceptions may be applicable under certain circumstances. If the Contract is a section 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan after the first Contract Year. Such loan, whether or not repaid, will have a permanent effect on the death benefits and the Contract Values.

Reference Contract Loans.

Investment Restrictions [Text Block]	The first six transfers during each Contract Year are free. We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year. If a pattern of excessive transfers occurs, we may suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts.

We reserve the right to remove or substitute Portfolio Companies as investment options. Please review the appendix for fund-specific restrictions.

Reference Transfer Processing Fee, The Funds and Frequent Transfers Among Subaccounts.

Optional Benefit Restrictions [Text Block]	The Contract offers a number of optional benefits. Each optional benefit is subject to an additional charge. Optional benefits may not be available for all Issue Ages and cannot be added after issue. Some optional benefits limit or restrict the Portfolio Companies in which you may invest under the Contract. We may change these restrictions in the future. If you take withdrawals from your Contract Value, the amounts payable under the optional benefits may be reduced by more than the amount of the withdrawal. We may stop offering an optional benefit at any time.

Reference Optional Rider.

Tax Implications [Text Block]	Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½. The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should purchase the Contract within a tax-qualified plan only for reasons other than tax deferral. We encourage you to consult your own tax adviser before making a purchase of the Contract.

Reference Federal Tax Status.

Investment Professional Compensation [Text Block]	Commissions are paid to broker-dealers for the sale of Contracts. In addition, we may pay an asset-based commission or other amounts in certain circumstances. All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms. This conflict of interest may influence your investment professional to recommend this Contract over another investment.

Reference Sale of the Contracts.

Exchanges [Text Block]	Some broker-dealers may have a financial incentive to offer a new contract in place of your existing insurance. You should replace (exchange) your existing insurance only when you determine that the contract is better for you.

Reference Replacement of Contracts.

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.

TRANSACTION EXPENSES

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn or Annuitized under a Non-Life Payment Option4)	8%
Transfer Processing Fee	After the first 6 transfers in a Contract Year, we will charge $25 for each additional transfer during that Contract Year. There is no fee for the first 6 transfers during a Contract Year.

[4] We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6	7	8	9+
Charge (%)	8	8	7	6	5	4	3	2	0

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES

Maximum Charges
Administration Fee	$30 per Contract Year[5]
Variable Account Annual Expenses (as a % of average annual Variable Account Value during the accumulation period)
Base Contract Expenses	1.40%[6]
Optional Rider Charges
Guaranteed Minimum Death Benefit Expense Charge (as a percentage of average annual Variable Account Value)
Annual Ratchet Guaranteed Minimum Death Benefit Option (optional)	0.20%
Enhanced Combination Guaranteed Minimum Death Benefit Option (optional)	0.35%
FIVE PlusSM Guaranteed Minimum Withdrawal Benefit	1.20% multiplied by Guaranteed Withdrawal Balance[7] (0.10% monthly)
Loan Interest Charge	5.00%[8]

[5] We will waive the annual administration fee if Contract Value is equal to or greater than $50,000 at the beginning of the applicable Contract Year.

[6] The Base Contract Expenses include a Mortality and Expense Risk Charge of 1.25% and an Asset Based Administrative Charge of 0.15%.

[7] The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%). However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009, and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).

[8] The maximum guaranteed net cost of loans (available under section 403(b) TSA Qualified Contract) is 5% annually. The net cost of a loan is the difference between the loan interest charged (8%) and the amount credited to the loan account (3%).

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.

ANNUAL FUND EXPENSES[9]

	Minimum	Maximum
Range of Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.26%	1.34%

[9] The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2022. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn or Annuitized under a Non-Life Payment Option4)	8%
Transfer Processing Fee	After the first 6 transfers in a Contract Year, we will charge $25 for each additional transfer during that Contract Year. There is no fee for the first 6 transfers during a Contract Year.

[4] We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6	7	8	9+
Charge (%)	8	8	7	6	5	4	3	2	0

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Annual Contract Expenses [Table Text Block]

ANNUAL CONTRACT EXPENSES

Maximum Charges
Administration Fee	$30 per Contract Year[5]
Variable Account Annual Expenses (as a % of average annual Variable Account Value during the accumulation period)
Base Contract Expenses	1.40%[6]
Optional Rider Charges
Guaranteed Minimum Death Benefit Expense Charge (as a percentage of average annual Variable Account Value)
Annual Ratchet Guaranteed Minimum Death Benefit Option (optional)	0.20%
Enhanced Combination Guaranteed Minimum Death Benefit Option (optional)	0.35%
FIVE PlusSM Guaranteed Minimum Withdrawal Benefit	1.20% multiplied by Guaranteed Withdrawal Balance[7] (0.10% monthly)
Loan Interest Charge	5.00%[8]

[5] We will waive the annual administration fee if Contract Value is equal to or greater than $50,000 at the beginning of the applicable Contract Year.

[6] The Base Contract Expenses include a Mortality and Expense Risk Charge of 1.25% and an Asset Based Administrative Charge of 0.15%.

[7] The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%). However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009, and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).

[8] The maximum guaranteed net cost of loans (available under section 403(b) TSA Qualified Contract) is 5% annually. The net cost of a loan is the difference between the loan interest charged (8%) and the amount credited to the loan account (3%).

Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	We will waive the annual administration fee if Contract Value is equal to or greater than $50,000 at the beginning of the applicable Contract Year.
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses include a Mortality and Expense Risk Charge of 1.25% and an Asset Based Administrative Charge of 0.15%.
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%). However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009, and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).
Other Annual Expense (of Other Amount), Current [Percent]	5.00%
Other Annual Expense, Footnotes [Text Block]	The maximum guaranteed net cost of loans (available under section 403(b) TSA Qualified Contract) is 5% annually. The net cost of a loan is the difference between the loan interest charged (8%) and the amount credited to the loan account (3%).
Annual Portfolio Company Expenses [Table Text Block]

ANNUAL FUND EXPENSES[9]

	Minimum	Maximum
Range of Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.26%	1.34%

[9] The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2022. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)
Portfolio Company Expenses Minimum [Percent]	0.26%
Portfolio Company Expenses Maximum [Percent]	1.34%
Portfolio Company Expenses, Footnotes [Text Block]	The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2022. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
Surrender Example [Table Text Block]	Maximum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB
1 year	3 years	5 years	10 years
$11,542	$19,388	$26,389	$44,176

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,542
Surrender Expense, 3 Years, Maximum [Dollars]	19,388
Surrender Expense, 5 Years, Maximum [Dollars]	26,389
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,176
No Surrender Example [Table Text Block]	Maximum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB
1 year	3 years	5 years	10 years
$4,300	$12,976	$21,755	$44,176

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,300
No Surrender Expense, 3 Years, Maximum [Dollars]	12,976
No Surrender Expense, 5 Years, Maximum [Dollars]	21,755
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,176
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Not a Short-Term Investment. The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. There might also be tax consequences.

Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease. There is no minimum guaranteed Contract Value. The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract. During times of poor investment performance, these deductions will have an even greater impact on your Contract Value. You could lose everything you invest. If you allocate net Premiums to the Fixed Account, then we credit your Fixed Account Value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a minimum guaranteed interest rate

Insurance Company Risks. Any obligations, guarantees and benefits of the Contract, including the Fixed Account Investment Option, are subject to the claims paying ability of Kansas City Life Insurance Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of the Company is available upon request by contacting the Home Office.

Tax Risks. Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as a surrender or annuity payment. However, a distribution also includes a pledge or assignment of a Contract. Generally, all or part of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owner reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “TAX CONSIDERATIONS”)

You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

Surrender and Partial Surrender (withdrawal) Risks. During the first eight Contract Years, we will deduct a surrender charge from the Contract Value when you surrender the Contract, make a partial surrender (withdrawal), or if you elect a Non-Life Payment Option. We will not deduct a surrender charge if the surrender occurs after seven full Contract Years, if the amount is not subject to a surrender charge, or if the requirements for the waiver are met. (See “SURRENDER CHARGE”) In no event will the total surrender charges we assess under a Contract exceed 8% of the total premiums paid.

You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Contract Value in the near future. We designed the Contract to meet long-term financial goals. The Contract is not suitable as a short-term investment.

A surrender or partial surrender may have tax consequences. (See “FEDERAL TAX STATUS”)

Restrictions on Distributions from Contracts Used to Fund 403(b) retirement plans: The Code restricts surrenders and partial surrenders from 403(b) annuity contracts of elective contributions made in years after December 31, 1988, of earning on such contributions and of earning in such years on amounts held as of the year beginning before January 1, 1989. Distributions of such amounts may occur only upon the death of the employee, attainment of age 59 ½, severance from employment, disability or financial hardship. Other exceptions may be applicable under certain circumstances.

Loan Risks. If your Contract is a section 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan at any time after the first Contract Year if permitted by your employer’s section 403(b) plan. A loan, whether or not repaid, will have a permanent effect on the death benefit and Contract Values because the investment results will apply only to the non-loaned portion of the Contract Value. Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

A loan may have tax consequences. (See “FEDERAL TAX STATUS”) In addition, allowing your contract to terminate due to indebtedness could have adverse tax consequences. (See “CONTRACT LOANS”)

Risk of Frequent Transfers. We have policies and procedures that attempt to detect frequent, large, programmed, or short-term transfers among the Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

Optional Benefits Risks. If you elect the Five PlusSM Guaranteed Minimum Withdrawal Benefit, you must allocate all premiums and Contract Value to the Designated Subaccounts on and after the Rider Effective Date. For certain Designated Subaccounts, risk and volatility mitigation is part of the Portfolio’s investment strategy, which investment strategy could reduce your investment return. The value of the GMWB rider may be significantly reduced if you take annual withdrawals that are greater than the Guaranteed Withdrawal Amount of the Lifetime Income Amount (after the Lifetime Income Date).

If you select the Annual Ratchet Guaranteed Minimum Death Benefit Option or Enhanced Combination Guaranteed Minimum Death Benefit Option, issue requirements and the Monthly Guaranteed Minimum Death Benefit Charge will vary for each Guaranteed Minimum Death Benefit Option. Any amount we pay in excess of your Contract Value is subject to our financial strength and claims-paying ability. There may also be tax consequences. Please consult your financial professional.

Cybersecurity and Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description or Restrictions / Limitations
Five PlusSM Guaranteed Minimum Withdrawal Benefit	Guarantees return of amounts invested in the Contract or minimum annual income payments provided that the conditions of the rider are satisfied	Optional	0.10% (monthly) 1.20% (annually) of the Guaranteed Withdrawal Balance	• In order to receive certain benefits, the Covered Person must attain age 65 and remain living; • Must invest only in Designated Subaccounts, which may reduce investment return
Guaranteed Minimum Death Benefit	Provide protection in the event of a market downturn	Standard	No Charge	• Available at issue and any time after
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description or Restrictions / Limitations
Annual Ratchet Guaranteed Minimum Death Benefit Option	Provide protection in the event of a market downturn	Optional	0.20% of the Variable Account Value on an annualized basis	• only available at issue of the Contract • only available to Annuitants with Issue Ages of 75 or below
Enhanced Combination Guaranteed Minimum Death Benefit Option	Provide protection in the event of a market downturn	Optional	0.35% of the Variable Account Value on an annualized basis	• only available at issue of the Contract • only available to Annuitants with Issue Ages of 70 or below
Nursing Home Waiver of Surrender Charge	Waiver of Surrender Charge if you are admitted to a nursing home	Standard	No Charge

•  Must provide satisfactory proof of admission to licensed nursing home;

•  Contract Value must be paid out in equal amounts over a period of at least three years; and

•  Must be confined at least 90 days before waiver

OPTIONAL RIDER

FIVE PLUSSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Important Terms

Covered Person means: the person whose life we use to determine the duration of the Lifetime Income Amount payments. You should carefully consider who will be the Covered Person under the Five PlusSM Guaranteed Minimum Withdrawal Benefit (the “GMWB”) rider. Under Qualified Contracts, the Covered Person must be the Owner. Under Non-Qualified Contracts, the Covered Person must be the Owner, Annuitant, or Beneficiary. Certain benefits under this rider depend on the age of the Covered Person and the relationship of the Owner to the Beneficiary. (See “LIFETIME INCOME AMOUNT” and “DEATH BENEFITS”)

Designated Subaccounts means: the Designated Subaccounts to which you can allocate premiums and Contract Value under this rider. The Designated Subaccounts available depend on the Rider Effective Date.

Excess Withdrawal means: a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount; or a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year after the Lifetime Income Date to exceed the Lifetime Income Amount.

Guaranteed Withdrawal Balance means: the total amount available for future periodic guaranteed withdrawals.

Guaranteed Withdrawal Amount means: the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero.

Investment Strategy means: the currently available Designated Subaccounts to which you must allocate premiums and Contract Value for this rider to remain in effect.

Rider Effective Date means: the Contract Anniversary date that the Five PlusSM Guaranteed Minimum Withdrawal Benefit (the “GMWB”) is effective from.

Lifetime Income Amount means: the amount we guarantee to be available each Contract Year for withdrawal during the life of the Covered Person while this rider is in effect. The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change in a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change in a Qualified Contract that removes the Covered Person from the Contract as an Owner.

Lifetime Income Date means: the Contract Anniversary on or after the Covered Person reaches age 65, or the Rider Effective Date if the Covered Person is already age 65 or older at the time the rider is elected.

Withdrawal means: the amounts partially surrendered as described in the Contract, including any applicable surrender charges.

Settlement Phase occurs: when total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount; and when the Contract Value reduces to zero; and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero.

Note: Illustrations of how the Guaranteed Minimum Withdrawal Benefit rider works are provided in Appendix B to this Prospectus.

Description of the GMWB Rider

If you are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money you can withdraw from the Contract, we offer for an additional charge an optional GMWB rider. The GMWB provides alternative guarantees - which guarantee you receive depends on the amount of the withdrawals you take and the age of the Covered Person. First, the GMWB guarantees the return of all of the amounts you have invested in the Contract, as long as you limit your withdrawals each Contract Year to the Guaranteed Withdrawal Amount (this guarantee is available both before and after the Lifetime Income Date). Second, on and after the Lifetime Income Date, as long as you limit your annual withdrawals to the Lifetime Income Amount, the GMWB guarantees you annual payments of that amount for the rest of the Covered Person’s life, no matter how long the Covered Person lives, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero. However, the maximum amount you may be able to withdraw as a Lifetime Income Amount may be less than if you continued to take withdrawals as a Guaranteed Withdrawal Amount.

Example:

Assume that you purchase a Contract with the GMWB when you are 55. Your initial premium payment is $100,000. You make annual withdrawals in each of the next ten years equal to the Guaranteed Withdrawal Amount, or $5,000 (5% of the initial premium payment of $100,000). Assuming 0% net investment experience and no annual bonus amounts credited during each of the ten years, after the 10th Contract Year your Contract Value will be $50,000 and your Guaranteed Withdrawal Balance will be $50,000. You are the Covered Person under the Contract and are now 65 years old. You have reached the Lifetime Income Date. If, in each Contract Year thereafter, you limited your annual withdrawals to the Lifetime Income Amount of $2,500 (5% of $50,000 on the Lifetime Income Date), you would be eligible to receive the Lifetime Income Amount of $2,500 annually for the rest of your life. However, if you continued to withdraw $5,000 annually, you would be guaranteed to receive back your entire $100,000 initial premium payment because your annual withdrawals did not exceed the Guaranteed Withdrawal Amount. You would then not be guaranteed to receive the Lifetime Income Amount annually for the rest of your life, because your annual withdrawals exceeded the Lifetime Income Amount of $2,500.

The GMWB does not guarantee Contract Value or the performance of any investment option.

IMPORTANT CONSIDERATIONS

•	If your annual withdrawals are greater than the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date), the value of the GMWB rider may be significantly reduced.
•	You must allocate all premiums and Contract Value to the Investment Strategy (described below) on and after the Rider Effective Date.
•	To maximize your potential to receive payments under the GMWB rider, you must limit your withdrawals to withdrawals that are not Excess Withdrawals each Contract Year and allocate your Contract Value according to the Investment Strategy options described below. These restrictions are intended to minimize the risk that your Contract Value will be reduced to zero before death, thereby requiring us to make settlement payments.
• Accordingly, a significant risk against which the rider protects, i.e., that your Contract Value will reduce to zero (other than due to an Excess Withdrawal) while you are alive, may be minimal.
• Moreover, because these restrictions lessen the risk that your Contract Value will be reduced to zero while you are still alive, they also significantly reduce the risk that we will make any settlement payments.
• In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Withdrawal Balance, then your Contract Value will never be reduced to zero and we will never make settlement payments.
•	For certain Designated Subaccounts, risk and volatility mitigation is part of the Portfolio’s investment strategy. That investment strategy could reduce your investment return.
•	The GMWB rider will end on the Maturity Date unless we are making payments under the Settlement Phase of the GMWB rider.
•	We do not automatically increase your Guaranteed Withdrawal Balance when your Contract appreciates in value. We will only increase your Guaranteed Withdrawal Balance if you pay an additional premium or if there is a step-up or bonus.
•	Please remember that all withdrawals, including those made under the GMWB rider, reduce your Contract Value and death benefit, may result in receipt of taxable income to the Owner under federal and state law, and if made before the Owner attains age 59½, may be subject to a 10% penalty tax.
•	Withdrawals under the GMWB rider are not annuity payments. Annuity payments generally receive more favorable tax treatment than withdrawals. (See “FEDERAL TAX ISSUES”)
•	You will begin paying the GMWB rider charge as of the Rider Effective Date, even if you do not begin taking withdrawals for many years.
•	If the Covered Person dies or is no longer an Owner, Beneficiary, or Annuitant of the Non-Qualified Contract or is no longer an Owner of the Qualified Contract, the Lifetime Income Amount reduces to zero.
•	To receive the full benefit of withdrawals for your lifetime, your Contract Value must be reduced to zero and the Annuitant must be living at that time.
•	You may not make additional premium payments during the GMWB rider’s Settlement Phase.
•	If you choose to not take withdrawals equal to or less than the Guaranteed Withdrawal Amount during each Contract Year, the remaining Guaranteed Withdrawal Amount may not be carried forward to any other Contract Year.
•	The GMWB rider may not be available in all states, and we may otherwise limit its availability.
•	If the Covered Person is the Owner and the Owner dies before the Settlement Phase, the Lifetime Income Amount will reduce to zero. The benefits provided by this rider will only continue if the Beneficiary is the surviving spouse of the Owner, the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time the death benefit is determined, and the Beneficiary does not take the death benefit under the terms of the Contract.
•	Surrender charges will apply to the withdrawals you take. (See “CHARGES AND DEDUCTIONS”)
•	Inflation may impact the value of the GMWB rider.
•	The addition of the GMWB rider to your Contract will not automatically cancel any Systematic Partial Surrender Plan you have established. Since withdrawals more than your Guaranteed Withdrawal Amount may significantly reduce or eliminate your ability to make withdrawals on and after the Lifetime Income Date, you should consider adjusting your existing Systematic Partial Surrender Plan.
•	Withdrawals for more than your Guaranteed Withdrawal Amount may eliminate your ability to make withdrawals on or after the Lifetime Income Date and, if certain conditions are met, may increase the likelihood that your Contract could be terminated.
•	Any amount we pay in excess of your Contract Value is subject to our financial strength and claims-paying ability.

You should not purchase the GMWB if:

•	you expect to take annual withdrawals in excess of the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit;
•	you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Guaranteed Withdrawal Balance that will provide guaranteed withdrawals;
•	your Contract is a Qualified Contract that has withdrawal restrictions that prevent you from taking withdrawals; or
•	you do not expect to take withdrawals.

In considering whether to purchase the GMWB rider, you must consider your desire for protection and the cost of the rider versus the possibility that had you not purchased the GMWB rider, your Contract Value may have been higher. The rider may not be appropriate for you if you plan to take Excess Withdrawals. You should consult your financial professional to discuss whether the GMWB rider suits your needs.

WHEN TO TAKE WITHDRAWALS

You should carefully consider when to begin taking withdrawals if you have elected the GMWB rider. If you begin taking withdrawals too soon, you may limit the value of the GMWB rider. For example, you may not be able to increase your Guaranteed Withdrawal Balance and you may lose the potential for increases though step-ups and bonuses. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

PURCHASING THE GMWB RIDER

You may elect the GMWB rider at the time you purchase a Contract or the rider may be added to an existing Contract provided:

•	the rider is available for sale in the state where the Contract is sold;
•	you limit your investment of premiums and Contract Value to the Investment Strategy options we make available with the rider;
•	the Covered Person has attained age 20 and has not yet attained age 81; and
•	the Contract does not have a loan balance.

We reserve the right to refuse to issue the GMWB rider at our sole discretion.

GUARANTEED WITHDRAWAL BALANCE

The Guaranteed Withdrawal Balance is used to calculate the Guaranteed Withdrawal Amount and Lifetime Income Amount. Your Guaranteed Withdrawal Balance is not permitted to exceed $5 million. The initial Guaranteed Withdrawal Balance is equal to your initial premium, or if the GMWB rider is added after the Contract Date, the initial Guaranteed Withdrawal Balance is the Contract Value on the Rider Effective Date. Each time an additional premium is paid, the Guaranteed Withdrawal Balance increases by the amount of the additional premium. The Guaranteed Withdrawal Balance may also increase as a result of a bonus or step-up and it will decrease as a result of a withdrawal. (See “BONUS,” “STEP-UPS,” and “Effect of Withdrawals on the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount”) The Guaranteed Withdrawal Balance is not a cash value or surrender value, is not available to the Owner, Annuitant or Beneficiary, is not a minimum return for any Subaccount, is not a guarantee of Contract Value, and may not be withdrawn as a lump sum.

GUARANTEED WITHDRAWAL AMOUNT

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero while the GMWB rider is in effect. The maximum Guaranteed Withdrawal Amount at any time is $250,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

LIFETIME INCOME AMOUNT

The Lifetime Income Amount is the amount we guarantee to be available each Contract Year, on and after the Lifetime Income Date, for withdrawal during the life of the Covered Person while the GMWB rider is in effect. We determine the initial Lifetime Income Amount on the Lifetime Income Date. The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination. The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change on a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change on a Qualified Contract that removes the Covered Person from the Contract as an Owner.

Effect of Withdrawals on the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount (referred to as “Excess Withdrawals”), we will automatically reset the Guaranteed Withdrawal Balance to equal the lesser of:

•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal.

Each time we reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount.

The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.

We do not recalculate your Guaranteed Withdrawal Amount when you make a withdrawal that is less than or equal to the Guaranteed Withdrawal Amount and total withdrawals during that Contract Year remain below or equal to the Guaranteed Withdrawal Amount.

Effect of Withdrawals on the Lifetime Income Amount. On or after the Lifetime Income Date, we will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount (also referred to as “Excess Withdrawals”). The Lifetime Income Amount will be automatically reset to equal the lesser of:

•	the Lifetime Income Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
	•	the Contract Value immediately after the Excess Withdrawal; or
	•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.

We do not recalculate your Lifetime Income Amount when you make a withdrawal that is less than or equal to the Lifetime Income Amount and total withdrawals during that Contract Year remain below or equal to the Lifetime Income Amount. In certain circumstances, however, we will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as Required Minimum Distributions. (See “REQUIRED MINIMUM DISTRIBUTIONS”)

Please note if you take any withdrawals before the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount (as long as the Guaranteed Withdrawal Balance has not reduced to zero) your Lifetime Income Amount may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Remember:

•	Excess Withdrawals could reduce your Guaranteed Withdrawal Balance by substantially more than the actual amount of the withdrawal.
•	Excess Withdrawals may significantly reduce or eliminate future Guaranteed Withdrawal Amounts and Lifetime Income Amounts.

BONUS

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the GMWB rider’s bonus period if you take no withdrawals during that Contract Year. The bonus period is the first 10 Contract Years after the Rider Effective Date while the Covered Person is less than age 80. Each time you qualify for a bonus:

If the Guaranteed Withdrawal Balance was not previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by:

•	an amount equal to 5% of total premiums paid (subject to the applicable limits on additional premiums) to the Contract if the rider is issued on the Contract Date; or
•	an amount equal to 5% of the initial Guaranteed Withdrawal Balance, increased by any premiums paid (subject to the applicable limits on additional premiums) since the Rider Effective Date, if this rider is added after the Contract Date.

If the Guaranteed Withdrawal Balance was previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by an amount equal to 5% of the sum of the Guaranteed Withdrawal Balance immediately after the latest step-up or reset, and any premiums received since such latest step-up or reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount as follows:

•	The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus; and
•	The Lifetime Income Amount will equal the greater of the Lifetime Income Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and consequently, will increase the rider charges (because such charges are based on a greater Guaranteed Withdrawal Balance). Further, bonuses may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Bonuses do not increase the Contract Value of the Contract.

STEP-UPS

If the Contract Value on any step-up date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase (“step-up”) the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Upon a step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the current monthly rider charge percentage. (See “GMWB RIDER CHARGE”)

The Guaranteed Withdrawal Amount will equal the greater of:

•	the Guaranteed Withdrawal Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

The Lifetime Income Amount will equal the greater of:

•	the Lifetime Income Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

We reserve the right to increase the current monthly rider charge percentage up to 0.10%. If we decide to increase the current monthly rider charge percentage at the time of a step-up, you will receive advance notice and be given the opportunity to decline the automatic step-up. (See “GMWB RIDER CHARGE”)

The step-up dates occur only while the GMWB rider is in effect. For Contracts with a GMWB Rider with a Rider Effective Date before May 29, 2012, the step-up dates occur on each of the 3rd, 6th, and 9th Contract Anniversaries after the Rider Effective Date. After the 9th Contract Anniversary, the step-up dates occur on each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary after the Rider Effective Date. For Contracts with a GMWB Rider with a Rider Effective Date of May 29, 2012 or after, the step-up dates occur on each Contract Anniversary after the Rider Effective Date up to and including the 30th Contract Anniversary after the Rider Effective Date. If you decline an automatic step-up, you will have the option to elect to step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent step-up dates. If you decide to step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic step-ups.

Please note that the automatic step-up may be of limited benefit if you intend to make premium payments that would cause your Contract Value to approach $5 million, since the Guaranteed Withdrawal Balance is not permitted to exceed $5 million.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

ADDITIONAL PREMIUMS

We will increase the total Guaranteed Withdrawal Balance by the amount of each additional premium we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount:

In the case of the Guaranteed Withdrawal Amount, to equal the greater of the:

•	Guaranteed Withdrawal Amount immediately prior to the premium; or
•	the lesser of:
	•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or
	•	the Guaranteed Withdrawal Amount immediately prior to the premium plus an amount equal to 5% of the premium.

In the case of the Lifetime Income Amount, to equal the greater of the:

•	Lifetime Income Amount immediately prior to the premium; or
•	the lesser of:
	•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or
	•	the Lifetime Income Amount immediately prior to the premium plus an amount equal to 5% of the premium.

We do not permit additional premiums during a GMWB rider’s “Settlement Phase,” as described below.

Premium limits on Non-Qualified Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to pay premiums. On or after the first Contract Anniversary following the Rider Effective Date, we will not accept any additional premium without our prior approval that either:

•	exceeds $100,000; or
•	causes the total of all additional premiums paid since the first Contract Anniversary following the Rider Effective Date to exceed $100,000.

For Non-Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary following the Rider Effective Date.

Premium limits on Qualified Contracts. If we issue your Contract in connection with a tax-qualified retirement plan, including an IRA, we also impose additional limits on your ability to make premium payments:

•	after the first Contract Anniversary after the Covered Person reaches age 65, we will not accept additional premium payments, without our prior approval, that exceed $100,000 or cause the total premiums paid after the first Contract Anniversary following the Rider Effective Date to exceed $100,000; and
•	we will not accept any premium after the Covered Person becomes age 81.

For Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary after the Covered Person reaches age 65.

You should consult with a qualified tax adviser prior to electing the GMWB rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Please note that the premium limitations discussed in this section are in addition to the premium limitations discussed under “Purchasing a Contract” earlier in the Prospectus.

INVESTMENT Strategy

The Investment Strategy includes the Designated Subaccounts. If you elect the GMWB rider, you must allocate your Contract Value to one or more of the Designated Subaccounts available to you. As discussed below, the Designated Subaccounts that are available to you will vary based on your GMWB rider effective date. (See “AVAILABLE DESIGNATED SUBACCOUNTS”) You must choose one of these available Designated Subaccounts and your initial premium payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Designated Subaccounts you select. Subsequent premium payments will also be allocated accordingly. Contract Value will be rebalanced quarterly to maintain the current allocations. We selected the Designated Subaccounts to minimize the risk that your Contract Value will be reduced to zero because of guaranteed withdrawals before the Annuitant’s death, thereby requiring Kansas City Life to make settlement payments to you during the Settlement Phase.

This rider will remain in effect only if your premium payments and Contract Value are allocated at all times to one or more of the currently available Designated Subaccounts in accordance with the requirements of this rider. Solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Hermes Government Money Fund II Subaccount to be a Designated Subaccount. (See “AVAILABLE DESIGNATED SUBACCOUNTS”)

Unless you request otherwise, withdrawals will be taken in proportion to the Contract Value in the Subaccounts; you may specify the Subaccounts from which a withdrawal is to be made.

You should consult with your financial professional to assist you in determining which Designated Subaccount available with the GMWB rider is best suited for your financial needs and risk tolerance.

AVAILABLE DESIGNATED SUBACCOUNTS

You must allocate your entire Contract Value to one or more of the Designated Subaccounts that are available to you. Solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Hermes Government Money Fund II Subaccount to be a Designated Subaccount. On a quarterly basis, we will rebalance your entire Contract Value to the Subaccounts in accordance with the percentages specified in the Designated Subaccounts you elected.

Under our Dollar Cost Averaging Plan, you may elect to allocate your premiums and Contract Value over time to one or more of the Designated Subaccounts that you have selected. If you elect the Dollar Cost Averaging Plan and you have elected the GMWB rider, transfers will occur on a monthly basis for a period you choose, ranging from 3 to 12 months.

We offer Designated Subaccounts with different risk profiles. You need to determine which Designated Subaccounts are best for you. You should consult with your financial adviser on this decision. Your financial adviser can help you determine which Designated Subaccounts are best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your financial adviser to determine if you should change Designated Subaccounts to keep up with changes in your personal circumstances. Your financial adviser can assist you in completing the proper forms to make a change to the Designated Subaccounts you have elected. You should not regard the Designated Subaccounts as investment advice. Kansas City Life bears no responsibility for your decision to select or change Designated Subaccounts.

For Contracts with a GMWB Rider with a Rider Effective Date before May 29, 2012

You may allocate your premiums and Contract Value among any of the Designated Subaccounts. Allocation percentages must be whole percentages only and the total of allocation percentages in the Designated Subaccounts must equal 100%.

The available Designated Subaccounts are:

•	American Funds Insurance Series® Managed Risk Asset Allocation Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Washington Mutual Investors FundSM – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk International Fund – Class P2 Shares
•	Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2
•	Fidelity® VIP Freedom 2015 PortfolioSM – Service Class 2
•	Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2
•	Fidelity® VIP Freedom Income PortfolioSM – Service Class 2
•	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares

For Contracts with a GMWB Rider with a Rider Effective Date of May 29, 2012 or after

You may allocate your premiums and Contract Value among any of the Designated Subaccounts. Allocation percentages must be whole percentages only and the total of allocation percentages in the Designated Subaccounts must equal 100%.

The available Designated Subaccounts are:

•	American Funds Insurance Series® Managed Risk Asset Allocation Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Washington Mutual Investors FundSM – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk International Fund – Class P2 Shares
•	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares

We periodically evaluate the Designated Subaccounts, and may add, remove, or substitute the Designated Subaccounts that are available to you.

We will notify you at least 30 days in advance of any substitution, removal, or change to a Designated Subaccount that you have selected. You should carefully review these notices. If a Designated Subaccount to which you have allocated some or all of your Contract Value is no longer available under the GMWB rider, you must transfer that Contract Value to a Designated Subaccount that is currently available in order to keep the rider in effect. If you do not wish to make such transfer, you may terminate the GMWB rider.

For more information regarding each Portfolio that we permit you to invest in through a Designated Subaccount, including information relating to that Fund’s investment objectives, policies and restrictions, and the risks of investing in that Fund, please see the “Kansas City Life, the Variable Account and the Funds” section of this Prospectus as well as the Fund’s prospectus. You can obtain a Prospectus containing more complete information on each of the Funds by contacting Variable Administration at 1-800-616-3670. You should read the Fund’s prospectus carefully before investing.

You may transfer your Contract Value among the Designated Subaccounts that are available to you, at any time, by Written Request. Any change will be effective on the date we receive your Written Request. You may not make transfers between the Designated Subaccounts and the Fixed Account. We will waive the restrictions defined in “Transfer Privilege” if the applicable transfer is required under the terms of the GMWB rider.

A Designated Subaccount may not perform as intended. Investment performance of your Contract Value could be better or worse than expected. One purpose of requiring you to invest in a Designated Subaccount is to limit Kansas City Life’s exposure under the GMWB rider. This is done by ensuring that your Contract Value is diversified and not concentrated in the riskiest Subaccounts. You should not purchase the GMWB rider if you wish to allocate your Contract Value in a non-diversified or highly aggressive manner.

The timing of your investment and the frequency of automatic rebalancing may affect performance. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

If you elect to purchase the GMWB rider you may invest your Contract Value only in the Designated Subaccounts we make available with this benefit.

REQUIRED MINIMUM DISTRIBUTIONS

For purposes of the GMWB rider, withdrawals considered Required Minimum Distributions are distributions within a calendar year that are intended to be paid to you as required by section 401(a)(9), section 403(b)(10), section 408(b)(3), or section 408A(c) of the Code.

Under our Required Minimum Distributions program, each withdrawal will be in an amount that we determine to be your Required Minimum Distribution under your Contract, considering only that Contract. Our calculation will be based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

You should discuss these matters with your tax adviser prior to electing the GMWB rider.

Each withdrawal under our Required Minimum Distributions program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Required Minimum Distributions program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

We will not make any further withdrawals under our Required Minimum Distributions program if both the Contract Value and the Guaranteed Withdrawal Balance reduce to zero. We will make distributions as part of the GMWB rider’s Settlement Phase, however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Required Minimum Distributions provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our Required Minimum Distributions program will not be treated as Excess Withdrawals and will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount.

SETTLEMENT PHASE

We automatically make settlement payments during the GMWB rider’s Settlement Phase. The Settlement Phase begins if total withdrawals during the Contract Year:

•	are equal to or less than the Guaranteed Withdrawal Amount; and
•	the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero.

During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional settlement payments under riders, terminate. We will not accept additional premiums and we will not deduct any charge for the GMWB rider during the Settlement Phase.

At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

•	You may choose an amount that is equal to, or no greater than, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount. (See “Effect of Withdrawals on the Lifetime Income Amount”)
•	You may choose to continue to receive distribution payments under the Required Minimum Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. (See “REQUIRED MINIMUM DISTRIBUTIONS”) After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount.
•	We will make annual settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase.
•	After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. (See “Effect of Withdrawals on the Lifetime Income Amount”) We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Required Minimum Distribution program.

Any withdrawal you make under the GMWB rider before the Settlement Phase is a withdrawal from your Contract Value. We are only required to start using our own money to make payments when the GMWB rider Settlement Phase begins.

Withdrawals under the GMWB rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

DEATH BENEFITS

Death benefits before the Settlement Phase

If you die while the GMWB rider is in effect but before the Settlement Phase, the GMWB rider generally will terminate. This means Kansas City Life will make no more payments under this rider.

However, if (i) you die while the GMWB rider is in effect but before the Settlement Phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:

If:	Then the GMWB rider:
the Covered Person is no longer alive

•  Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.

•  Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

•   Continues to impose the GMWB rider charge.

•   Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)

•  Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first Contract Anniversary after the Covered Person has reached age 65.

•   Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.

•   Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.

•   Continues to impose the GMWB rider charge.

•   Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions. Consult a tax adviser.

Death benefit during the Settlement Phase

If the Covered Person dies during the Settlement Phase, no death benefit under the Contract will be payable. The only death benefit we provide are the remaining settlement payments that may become due under the GMWB rider. Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person. Additional restrictions may apply to Qualified Contracts in order to satisfy Required Minimum Distributions.

TERMINATION

Although the GMWB rider provides that you may not terminate the rider for five years from the Rider Effective Date, we are currently waiving this provision. Therefore, you may currently terminate your GMWB rider at any time.

In addition, there are circumstances under which your GMWB rider will terminate automatically. The GMWB rider will terminate upon the earliest of:

•	the date the Contract terminates for any reason; or
•	the date this rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.

Upon termination of the GMWB rider, your Guaranteed Withdrawal Balance will decline to zero, and we will not refund any GMWB rider charge that you previously paid. (See “GMWB RIDER CHARGE”) Before cancelling the GMWB rider or taking any other action that would cause the rider to terminate, such as allocating Contract Value to an investment option other than an Investment Strategy option, you should carefully consider your current and future need for the benefits provided by the rider.

GMWB RIDER CHARGE

We charge an additional monthly charge on the Monthly Anniversary Day for the GMWB rider. The current GMWB rider charge is equal to 0.079% (0.95% annually) multiplied by the Guaranteed Withdrawal Balance. However, if you elected the GMWB rider before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, the current charge for your GMWB rider is 0.05% (0.60% annually) multiplied by the Guaranteed Minimum Withdrawal Balance. We deduct the rider charge from each Subaccount in the same proportion that the value of each Subaccount is to the Contract Value. We do not deduct the rider charge during the GMWB rider’s Settlement Phase.

We reserve the right to increase the current monthly rider charge percentage on the effective date of each step-up. However, the current monthly rider charge percentage will never exceed 0.10% (1.20% annually).

The addition of the GMWB rider to a Contract may not always be in your interest since an additional charge is deducted monthly for this benefit and the Covered Person must attain age 65 and remain living for you to receive certain benefits. Furthermore, the GMWB rider limits the investment options otherwise available under the Contract, contains age caps and limitations on an Owner’s rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the payment options described in this Prospectus. You should carefully consider each of these factors before deciding if the GMWB rider is suitable for your needs, especially at older ages.

FEDERAL TAX ISSUES

The application of certain tax rules to the GMWB rider, particularly those rules relating to distributions from your Contract, are not entirely clear. In this regard, we intend to treat any amounts received by you under the GMWB rider during the Settlement Phase as annuity payments for tax purposes. However, we intend to treat the payments made to you prior to the Settlement Phase or to our establishing an annuity date, as withdrawals for tax purposes. (See “FEDERAL TAX STATUS”) In view of this uncertainty, you should consult a tax adviser before purchasing a GMWB rider.

The value of the GMWB rider may need to be included in calculating Required Minimum Distributions under Qualified Contracts. Consult a tax adviser.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See “TRANSFERS FROM FIXED ACCOUNT”) The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses still apply.

Guaranteed and Current Interest Rates

There are two interest rates that are applicable to the Fixed Account – the guaranteed interest rate and the current interest rate. The actual rate credited to the Fixed Account Value is the greater of the guaranteed interest rate and the current interest rate.

Guaranteed interest rate for Contracts issued on or after May 31, 2011, if approved in your state. The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value. We guarantee that this rate will be at least 1% but not more than 3% per year.

We determine the guaranteed interest rate on your Contract Date and on each Redetermination Date thereafter. The guaranteed interest rate will be in effect from the Contract Date until the first Redetermination Date, and thereafter, from each Redetermination Date until the next Redetermination Date.

The redetermined guaranteed interest rate for the Fixed Account is based on the 5-year Constant Treasury Maturity monthly average rate for November of the previous calendar year published by the Federal Reserve (the “Treasury Rate”). The redetermined guaranteed interest rate for the Fixed Account will be calculated as the Treasury Rate rounded to the nearest five-hundredths of one percent (0.05%) reduced by 1.25%, and will be at least 1% and not more than 3% annually. We will notify you when your guaranteed interest rate is redetermined.

Guaranteed interest rate for Contracts issued before May 31, 2011 and for Contracts issued on and after May 31, 2011 where the guaranteed interest rate described above has not been approved by your state. The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value. The guaranteed interest rate is 3% per year.

Current Interest Rate. We may credit a current interest rate in excess of the guaranteed interest rate. Current interest rates are influenced by, but do not necessarily correspond to, prevailing market interest rates. We will determine current interest rates at our discretion. You assume the risk that the interest rate we credit may not exceed the guaranteed interest rate. Since we anticipate changing the current interest rate from time to time, we may credit different allocations with different current interest rates, based upon the date amounts are allocated to the Fixed Account. We will not change the current interest rate credited to funds in the Fixed Account more often than once each year.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first out (“LIFO”) basis. We may change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

CALCULATION OF FIXED ACCOUNT VALUE

On the Contract Date, the Fixed Account Value is equal to the portion of the premium allocated to the Fixed Account.

On each Valuation Day thereafter, the Fixed Account Value is equal to:

•	Fixed Account Value on the preceding Valuation Day; plus
•	amounts allocated or transferred to the Fixed Account; plus
•	interest credited; less
•	amounts deducted, transferred, or surrendered from the Fixed Account since the preceding Valuation Day, including any interest.

TRANSFERS FROM FIXED ACCOUNT

We allow one transfer each Contract Year from the Fixed Account. During the first eight Contract Years, the amount transferred from the Fixed Account may not exceed the greatest of:

•	25% of the unloaned Fixed Account Value in the Fixed Account on the date of transfer (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount); or
•	the amount transferred out of the Fixed Account in the prior Contract Year; or
•	$2,000 (or the unloaned Fixed Account Value, if less).

Beginning in the 9th Contract Year, there is no limitation on the amount transferred from the Fixed Account.

Because of the transfer limitations during the first eight Contract Years, it may take you several years to transfer all your Fixed Account Contract Value to the Variable Account. You should carefully consider whether the Fixed Account meets your investment criteria.

DELAY OF PAYMENT

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment Proceeds.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract. Payment options are available for use with various types of Proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the Proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract Proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract Proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option, we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment, we will apply the Cash Surrender Value.

You must apply 100% of the Contract Proceeds to a payment option. You may allocate your Contract Proceeds among a lump sum payment and one Life or Non-Life Payment Option.

The Beneficiary may also apply a death benefit (upon the Annuitant’s death) under a payment option.

Naming different persons as Owner and Annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants and Beneficiaries, and consult your registered representative if you have questions.

We will deduct any premium tax applicable from Proceeds at the time payments start. In order for us to pay Proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term “payee” means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

Annuity payments may be less than withdrawal amounts guaranteed under the GMWB rider, and the GMWB rider may not be suitable for Contract Owners who plan to annuitize.

ELECTION OF OPTIONS

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant’s death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant’s death.

An election of a payment option and any revocation or change must be made by Written Notice. Proceeds of at least $2,000 are required for all payment options. You may not elect an option if any periodic payment under the election would be less than $50. We may make payments less frequently so that each payment is at least $50. Subject to this condition, we will make payments annually or monthly at the end of such period.

DESCRIPTION OF OPTIONS

Option 1: Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the Proceeds at the guaranteed rate per year. We may pay additional interest annually. The Proceeds and any unpaid interest may be withdrawn in full at any time.

Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the Proceeds plus interest are fully paid. We will pay interest on the Proceeds at the guaranteed rate per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

Option 3: Installments for a Specified Period. We will pay the Proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the Proceeds at the guaranteed rate per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

Option 4: Life Income. We will pay an income during the payee’s lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied. If no minimum guaranteed payment period is chosen, it is possible for an Annuitant who dies after the first payment to receive only one annuity payment.

Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

Choice of Options: You may choose an option by Written Notice during the Annuitant’s lifetime. If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.

If you have a Qualified Contract, not all options will satisfy required minimum distribution requirements, particularly as those rules apply to your designated beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must now complete their distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax advisor before electing an annuity income option under a Qualified Contract. If you elect Options 2 or 3 and withdraw the unpaid installments, our obligation under the payment option will end.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description or Restrictions / Limitations
Five PlusSM Guaranteed Minimum Withdrawal Benefit	Guarantees return of amounts invested in the Contract or minimum annual income payments provided that the conditions of the rider are satisfied	Optional	0.10% (monthly) 1.20% (annually) of the Guaranteed Withdrawal Balance	• In order to receive certain benefits, the Covered Person must attain age 65 and remain living; • Must invest only in Designated Subaccounts, which may reduce investment return
Guaranteed Minimum Death Benefit	Provide protection in the event of a market downturn	Standard	No Charge	• Available at issue and any time after
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description or Restrictions / Limitations
Annual Ratchet Guaranteed Minimum Death Benefit Option	Provide protection in the event of a market downturn	Optional	0.20% of the Variable Account Value on an annualized basis	• only available at issue of the Contract • only available to Annuitants with Issue Ages of 75 or below
Enhanced Combination Guaranteed Minimum Death Benefit Option	Provide protection in the event of a market downturn	Optional	0.35% of the Variable Account Value on an annualized basis	• only available at issue of the Contract • only available to Annuitants with Issue Ages of 70 or below
Nursing Home Waiver of Surrender Charge	Waiver of Surrender Charge if you are admitted to a nursing home	Standard	No Charge

•  Must provide satisfactory proof of admission to licensed nursing home;

•  Contract Value must be paid out in equal amounts over a period of at least three years; and

•  Must be confined at least 90 days before waiver

Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%). However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009, and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).
Benefits Description [Table Text Block]

DEATH BENEFITS

Death benefits before the Settlement Phase

If you die while the GMWB rider is in effect but before the Settlement Phase, the GMWB rider generally will terminate. This means Kansas City Life will make no more payments under this rider.

However, if (i) you die while the GMWB rider is in effect but before the Settlement Phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:

If:	Then the GMWB rider:
the Covered Person is no longer alive

•  Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.

•  Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

•   Continues to impose the GMWB rider charge.

•   Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)

•  Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first Contract Anniversary after the Covered Person has reached age 65.

•   Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.

•   Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.

•   Continues to impose the GMWB rider charge.

•   Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions. Consult a tax adviser.

Death benefit during the Settlement Phase

If the Covered Person dies during the Settlement Phase, no death benefit under the Contract will be payable. The only death benefit we provide are the remaining settlement payments that may become due under the GMWB rider. Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person. Additional restrictions may apply to Qualified Contracts in order to satisfy Required Minimum Distributions.

TERMINATION

Although the GMWB rider provides that you may not terminate the rider for five years from the Rider Effective Date, we are currently waiving this provision. Therefore, you may currently terminate your GMWB rider at any time.

In addition, there are circumstances under which your GMWB rider will terminate automatically. The GMWB rider will terminate upon the earliest of:

•	the date the Contract terminates for any reason; or
•	the date this rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.

Upon termination of the GMWB rider, your Guaranteed Withdrawal Balance will decline to zero, and we will not refund any GMWB rider charge that you previously paid. (See “GMWB RIDER CHARGE”) Before cancelling the GMWB rider or taking any other action that would cause the rider to terminate, such as allocating Contract Value to an investment option other than an Investment Strategy option, you should carefully consider your current and future need for the benefits provided by the rider.

GMWB RIDER CHARGE

We charge an additional monthly charge on the Monthly Anniversary Day for the GMWB rider. The current GMWB rider charge is equal to 0.079% (0.95% annually) multiplied by the Guaranteed Withdrawal Balance. However, if you elected the GMWB rider before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, the current charge for your GMWB rider is 0.05% (0.60% annually) multiplied by the Guaranteed Minimum Withdrawal Balance. We deduct the rider charge from each Subaccount in the same proportion that the value of each Subaccount is to the Contract Value. We do not deduct the rider charge during the GMWB rider’s Settlement Phase.

We reserve the right to increase the current monthly rider charge percentage on the effective date of each step-up. However, the current monthly rider charge percentage will never exceed 0.10% (1.20% annually).

The addition of the GMWB rider to a Contract may not always be in your interest since an additional charge is deducted monthly for this benefit and the Covered Person must attain age 65 and remain living for you to receive certain benefits. Furthermore, the GMWB rider limits the investment options otherwise available under the Contract, contains age caps and limitations on an Owner’s rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the payment options described in this Prospectus. You should carefully consider each of these factors before deciding if the GMWB rider is suitable for your needs, especially at older ages.

FEDERAL TAX ISSUES

The application of certain tax rules to the GMWB rider, particularly those rules relating to distributions from your Contract, are not entirely clear. In this regard, we intend to treat any amounts received by you under the GMWB rider during the Settlement Phase as annuity payments for tax purposes. However, we intend to treat the payments made to you prior to the Settlement Phase or to our establishing an annuity date, as withdrawals for tax purposes. (See “FEDERAL TAX STATUS”) In view of this uncertainty, you should consult a tax adviser before purchasing a GMWB rider.

The value of the GMWB rider may need to be included in calculating Required Minimum Distributions under Qualified Contracts. Consult a tax adviser.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See “TRANSFERS FROM FIXED ACCOUNT”) The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses still apply.

Guaranteed and Current Interest Rates

There are two interest rates that are applicable to the Fixed Account – the guaranteed interest rate and the current interest rate. The actual rate credited to the Fixed Account Value is the greater of the guaranteed interest rate and the current interest rate.

Guaranteed interest rate for Contracts issued on or after May 31, 2011, if approved in your state. The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value. We guarantee that this rate will be at least 1% but not more than 3% per year.

We determine the guaranteed interest rate on your Contract Date and on each Redetermination Date thereafter. The guaranteed interest rate will be in effect from the Contract Date until the first Redetermination Date, and thereafter, from each Redetermination Date until the next Redetermination Date.

The redetermined guaranteed interest rate for the Fixed Account is based on the 5-year Constant Treasury Maturity monthly average rate for November of the previous calendar year published by the Federal Reserve (the “Treasury Rate”). The redetermined guaranteed interest rate for the Fixed Account will be calculated as the Treasury Rate rounded to the nearest five-hundredths of one percent (0.05%) reduced by 1.25%, and will be at least 1% and not more than 3% annually. We will notify you when your guaranteed interest rate is redetermined.

Guaranteed interest rate for Contracts issued before May 31, 2011 and for Contracts issued on and after May 31, 2011 where the guaranteed interest rate described above has not been approved by your state. The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value. The guaranteed interest rate is 3% per year.

Current Interest Rate. We may credit a current interest rate in excess of the guaranteed interest rate. Current interest rates are influenced by, but do not necessarily correspond to, prevailing market interest rates. We will determine current interest rates at our discretion. You assume the risk that the interest rate we credit may not exceed the guaranteed interest rate. Since we anticipate changing the current interest rate from time to time, we may credit different allocations with different current interest rates, based upon the date amounts are allocated to the Fixed Account. We will not change the current interest rate credited to funds in the Fixed Account more often than once each year.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first out (“LIFO”) basis. We may change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

CALCULATION OF FIXED ACCOUNT VALUE

On the Contract Date, the Fixed Account Value is equal to the portion of the premium allocated to the Fixed Account.

On each Valuation Day thereafter, the Fixed Account Value is equal to:

•	Fixed Account Value on the preceding Valuation Day; plus
•	amounts allocated or transferred to the Fixed Account; plus
•	interest credited; less
•	amounts deducted, transferred, or surrendered from the Fixed Account since the preceding Valuation Day, including any interest.

TRANSFERS FROM FIXED ACCOUNT

We allow one transfer each Contract Year from the Fixed Account. During the first eight Contract Years, the amount transferred from the Fixed Account may not exceed the greatest of:

•	25% of the unloaned Fixed Account Value in the Fixed Account on the date of transfer (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount); or
•	the amount transferred out of the Fixed Account in the prior Contract Year; or
•	$2,000 (or the unloaned Fixed Account Value, if less).

Beginning in the 9th Contract Year, there is no limitation on the amount transferred from the Fixed Account.

Because of the transfer limitations during the first eight Contract Years, it may take you several years to transfer all your Fixed Account Contract Value to the Variable Account. You should carefully consider whether the Fixed Account meets your investment criteria.

DELAY OF PAYMENT

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment Proceeds.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract. Payment options are available for use with various types of Proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the Proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract Proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract Proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option, we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment, we will apply the Cash Surrender Value.

You must apply 100% of the Contract Proceeds to a payment option. You may allocate your Contract Proceeds among a lump sum payment and one Life or Non-Life Payment Option.

The Beneficiary may also apply a death benefit (upon the Annuitant’s death) under a payment option.

Naming different persons as Owner and Annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants and Beneficiaries, and consult your registered representative if you have questions.

We will deduct any premium tax applicable from Proceeds at the time payments start. In order for us to pay Proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term “payee” means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

Annuity payments may be less than withdrawal amounts guaranteed under the GMWB rider, and the GMWB rider may not be suitable for Contract Owners who plan to annuitize.

ELECTION OF OPTIONS

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant’s death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant’s death.

An election of a payment option and any revocation or change must be made by Written Notice. Proceeds of at least $2,000 are required for all payment options. You may not elect an option if any periodic payment under the election would be less than $50. We may make payments less frequently so that each payment is at least $50. Subject to this condition, we will make payments annually or monthly at the end of such period.

DESCRIPTION OF OPTIONS

Option 1: Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the Proceeds at the guaranteed rate per year. We may pay additional interest annually. The Proceeds and any unpaid interest may be withdrawn in full at any time.

Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the Proceeds plus interest are fully paid. We will pay interest on the Proceeds at the guaranteed rate per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

Option 3: Installments for a Specified Period. We will pay the Proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the Proceeds at the guaranteed rate per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

Option 4: Life Income. We will pay an income during the payee’s lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied. If no minimum guaranteed payment period is chosen, it is possible for an Annuitant who dies after the first payment to receive only one annuity payment.

Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

Choice of Options: You may choose an option by Written Notice during the Annuitant’s lifetime. If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.

If you have a Qualified Contract, not all options will satisfy required minimum distribution requirements, particularly as those rules apply to your designated beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must now complete their distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax advisor before electing an annuity income option under a Qualified Contract. If you elect Options 2 or 3 and withdraw the unpaid installments, our obligation under the payment option will end.

Operation of Benefit [Text Block]

Death benefits before the Settlement Phase

If you die while the GMWB rider is in effect but before the Settlement Phase, the GMWB rider generally will terminate. This means Kansas City Life will make no more payments under this rider.

However, if (i) you die while the GMWB rider is in effect but before the Settlement Phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:

If:	Then the GMWB rider:
the Covered Person is no longer alive

•  Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.

•  Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

•   Continues to impose the GMWB rider charge.

•   Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)

•  Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first Contract Anniversary after the Covered Person has reached age 65.

•   Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.

•   Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.

•   Continues to impose the GMWB rider charge.

•   Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions. Consult a tax adviser.

Death benefit during the Settlement Phase

If the Covered Person dies during the Settlement Phase, no death benefit under the Contract will be payable. The only death benefit we provide are the remaining settlement payments that may become due under the GMWB rider. Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person. Additional restrictions may apply to Qualified Contracts in order to satisfy Required Minimum Distributions.

TERMINATION

Although the GMWB rider provides that you may not terminate the rider for five years from the Rider Effective Date, we are currently waiving this provision. Therefore, you may currently terminate your GMWB rider at any time.

In addition, there are circumstances under which your GMWB rider will terminate automatically. The GMWB rider will terminate upon the earliest of:

•	the date the Contract terminates for any reason; or
•	the date this rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.

Upon termination of the GMWB rider, your Guaranteed Withdrawal Balance will decline to zero, and we will not refund any GMWB rider charge that you previously paid. (See “GMWB RIDER CHARGE”) Before cancelling the GMWB rider or taking any other action that would cause the rider to terminate, such as allocating Contract Value to an investment option other than an Investment Strategy option, you should carefully consider your current and future need for the benefits provided by the rider.

Calculation Method of Benefit [Text Block]

Option 1: Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the Proceeds at the guaranteed rate per year. We may pay additional interest annually. The Proceeds and any unpaid interest may be withdrawn in full at any time.

Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the Proceeds plus interest are fully paid. We will pay interest on the Proceeds at the guaranteed rate per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

Option 3: Installments for a Specified Period. We will pay the Proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the Proceeds at the guaranteed rate per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

Option 4: Life Income. We will pay an income during the payee’s lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied. If no minimum guaranteed payment period is chosen, it is possible for an Annuitant who dies after the first payment to receive only one annuity payment.

Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

Choice of Options: You may choose an option by Written Notice during the Annuitant’s lifetime. If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.

If you have a Qualified Contract, not all options will satisfy required minimum distribution requirements, particularly as those rules apply to your designated beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must now complete their distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax advisor before electing an annuity income option under a Qualified Contract. If you elect Options 2 or 3 and withdraw the unpaid installments, our obligation under the payment option will end.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolio Companies available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://pex.broadridge.com/funds.asp?cid=kclife. You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.

The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.86%	-31.11%	7.66%	11.64%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.80%	-20.55%	6.19%	8.30%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.98%	-39.95%	6.31%	10.46%
Capital growth	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I (Manager: American Century Investment Management, Inc.).	0.92% [i]	-28.11%	7.91%	10.25%
Capital growth by investing in common stocks (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.71%	-12.74%	6.85%	10.63%
Capital growth	American Century Variable Portfolios, Inc. VP International Fund – Class I (Manager: American Century Investment Management, Inc.).	1.10% [i]	-24.75%	2.32%	4.95%
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.86%	-1.19%	6.76%	11.01%
Long-term capital growth	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I (Manager: American Century Investment Management, Inc.).	0.76% [i]	-32.38%	11.10%	14.12%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.73% [i]	0.54%	7.85%	10.59%
Long-term total return using a strategy that seeks to protect against U.S. inflation	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.).	0.77%	-13.08%	1.38%	0.67%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.55%	-13.41%	5.33%	8.10%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.52% [i]	-7.13%	4.09%	-
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.72%	-17.70%	-1.77%	-0.50%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.66% [i]	-24.74%	7.06%	10.15%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53%	-16.50%	7.83%	11.54%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.82% [i]	-22.10%	2.32%	4.27%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.90% [i]	-13.97%	2.83%	5.69%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88% [i]	-9.16%	2.08%	-
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.94% [i]	-24.88%	6.31%	-
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.87% [i]	-16.93%	4.06%	-
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.11% [i]	-15.54%	-2.60%	-
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.83%	-18.06%	10.31%	11.10%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Newton Investment Management North America, LLC	0.82%	-16.62%	2.79%	9.46%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Mellon Investments Corporation	0.26%	-18.31%	9.14%	12.28%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.68% [i]	-22.87%	9.33%	11.36%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Manager: Calamos Advisors LLC).	1.34%	-19.07%	7.63%	8.35%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.07% [i]	-31.01%	6.78%	9.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.21% [i]	-31.86%	14.35%	18.39%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.10% [i]	-14.93%	4.38%	9.12%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Manager: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.95%	-13.75%	2.56%	5.38%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Manager: Federated Hermes Investment Management Company).	0.81% [i]	-11.78%	1.59%	3.58%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Manager: Federated Hermes Investment Management Company).	0.63% [i]	1.16%	0.85%	0.46%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.85%	-26.49%	8.39%	11.15%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.60%	-12.26%	1.69%	2.89%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.65%	-13.66%	2.55%	4.68%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.69%	-14.79%	3.04%	5.26%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.73%	-15.97%	3.47%	5.79%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.76%	-16.64%	3.84%	6.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.79%	-17.09%	4.34%	7.22%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.84%	-17.89%	5.12%	8.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.41%	5.62%	8.44%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.42%	5.63%	8.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.47%	5.61%	8.53%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).	1.25% [i]	-25.92%	0.48%	3.15%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Manager: Franklin Advisers, Inc.).	1.09%	-33.52%	7.34%	10.18%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Manager: Templeton Asset Management Ltd.).	1.37% [i]	-21.70%	-1.40%	1.28%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).	1.09% [i]	-7.39%	-1.73%	1.72%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.73%	-8.16%	6.00%	9.98%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.76%	-19.35%	4.07%	9.59%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.67%	-18.69%	10.25%	13.21%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.74% [i]	-31.63%	9.57%	13.05%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.79% [i]	-17.21%	8.90%	11.68%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.53% [i]	-13.93%	0.19%	1.39%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.61% [i]	-9.58%	5.18%	7.34%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.78% [i]	0.76%	9.00%	8.63%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.75%[i]	-13.71%	0.73%	2.06%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	-11.85%	1.76%	3.13%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.74%	-13.73%	1.77%	3.77%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	-13.35%	1.92%	3.72%

[i] Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information

Prospectuses Available [Text Block]

The following is a list of Portfolio Companies available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://pex.broadridge.com/funds.asp?cid=kclife. You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.

The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.86%	-31.11%	7.66%	11.64%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.80%	-20.55%	6.19%	8.30%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.98%	-39.95%	6.31%	10.46%
Capital growth	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I (Manager: American Century Investment Management, Inc.).	0.92% [i]	-28.11%	7.91%	10.25%
Capital growth by investing in common stocks (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.71%	-12.74%	6.85%	10.63%
Capital growth	American Century Variable Portfolios, Inc. VP International Fund – Class I (Manager: American Century Investment Management, Inc.).	1.10% [i]	-24.75%	2.32%	4.95%
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.86%	-1.19%	6.76%	11.01%
Long-term capital growth	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I (Manager: American Century Investment Management, Inc.).	0.76% [i]	-32.38%	11.10%	14.12%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.73% [i]	0.54%	7.85%	10.59%
Long-term total return using a strategy that seeks to protect against U.S. inflation	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.).	0.77%	-13.08%	1.38%	0.67%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.55%	-13.41%	5.33%	8.10%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.52% [i]	-7.13%	4.09%	-
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.72%	-17.70%	-1.77%	-0.50%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.66% [i]	-24.74%	7.06%	10.15%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53%	-16.50%	7.83%	11.54%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.82% [i]	-22.10%	2.32%	4.27%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.90% [i]	-13.97%	2.83%	5.69%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88% [i]	-9.16%	2.08%	-
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.94% [i]	-24.88%	6.31%	-
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.87% [i]	-16.93%	4.06%	-
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.11% [i]	-15.54%	-2.60%	-
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.83%	-18.06%	10.31%	11.10%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Newton Investment Management North America, LLC	0.82%	-16.62%	2.79%	9.46%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Mellon Investments Corporation	0.26%	-18.31%	9.14%	12.28%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.68% [i]	-22.87%	9.33%	11.36%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Manager: Calamos Advisors LLC).	1.34%	-19.07%	7.63%	8.35%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.07% [i]	-31.01%	6.78%	9.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.21% [i]	-31.86%	14.35%	18.39%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.10% [i]	-14.93%	4.38%	9.12%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Manager: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.95%	-13.75%	2.56%	5.38%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Manager: Federated Hermes Investment Management Company).	0.81% [i]	-11.78%	1.59%	3.58%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Manager: Federated Hermes Investment Management Company).	0.63% [i]	1.16%	0.85%	0.46%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.85%	-26.49%	8.39%	11.15%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.60%	-12.26%	1.69%	2.89%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.65%	-13.66%	2.55%	4.68%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.69%	-14.79%	3.04%	5.26%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.73%	-15.97%	3.47%	5.79%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.76%	-16.64%	3.84%	6.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.79%	-17.09%	4.34%	7.22%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.84%	-17.89%	5.12%	8.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.41%	5.62%	8.44%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.42%	5.63%	8.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.47%	5.61%	8.53%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).	1.25% [i]	-25.92%	0.48%	3.15%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Manager: Franklin Advisers, Inc.).	1.09%	-33.52%	7.34%	10.18%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Manager: Templeton Asset Management Ltd.).	1.37% [i]	-21.70%	-1.40%	1.28%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).	1.09% [i]	-7.39%	-1.73%	1.72%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.73%	-8.16%	6.00%	9.98%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.76%	-19.35%	4.07%	9.59%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.67%	-18.69%	10.25%	13.21%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.74% [i]	-31.63%	9.57%	13.05%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.79% [i]	-17.21%	8.90%	11.68%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.53% [i]	-13.93%	0.19%	1.39%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.61% [i]	-9.58%	5.18%	7.34%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.78% [i]	0.76%	9.00%	8.63%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.75%[i]	-13.71%	0.73%	2.06%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	-11.85%	1.76%	3.13%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.74%	-13.73%	1.77%	3.77%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	-13.35%	1.92%	3.72%

[i] Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information

Restrictions on Distributions from Contracts Used to Fund 403(b) retirement plans [Member]
Prospectus:
Risk [Text Block]	The Code restricts certain distributions from certain 403(b) annuity contracts, permitting such distributions only on the death of the employee, attainment of age 59 ½, severance from employment disability or financial hardship. Other exceptions may be applicable under certain circumstances. If the Contract is a section 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan after the first Contract Year. Such loan, whether or not repaid, will have a permanent effect on the death benefits and the Contract Values.

Reference Contract Loans.

Principal Risk [Text Block]	Restrictions on Distributions from Contracts Used to Fund 403(b) retirement plans: The Code restricts surrenders and partial surrenders from 403(b) annuity contracts of elective contributions made in years after December 31, 1988, of earning on such contributions and of earning in such years on amounts held as of the year beginning before January 1, 1989. Distributions of such amounts may occur only upon the death of the employee, attainment of age 59 ½, severance from employment, disability or financial hardship. Other exceptions may be applicable under certain circumstances.
Surrender and Partial Surrender (withdrawal) Risks [Member]
Prospectus:
Principal Risk [Text Block]

Surrender and Partial Surrender (withdrawal) Risks. During the first eight Contract Years, we will deduct a surrender charge from the Contract Value when you surrender the Contract, make a partial surrender (withdrawal), or if you elect a Non-Life Payment Option. We will not deduct a surrender charge if the surrender occurs after seven full Contract Years, if the amount is not subject to a surrender charge, or if the requirements for the waiver are met. (See “SURRENDER CHARGE”) In no event will the total surrender charges we assess under a Contract exceed 8% of the total premiums paid.

You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Contract Value in the near future. We designed the Contract to meet long-term financial goals. The Contract is not suitable as a short-term investment.

A surrender or partial surrender may have tax consequences. (See “FEDERAL TAX STATUS”)

Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]

Tax Risks. Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as a surrender or annuity payment. However, a distribution also includes a pledge or assignment of a Contract. Generally, all or part of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owner reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “TAX CONSIDERATIONS”)

You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]

Loan Risks. If your Contract is a section 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan at any time after the first Contract Year if permitted by your employer’s section 403(b) plan. A loan, whether or not repaid, will have a permanent effect on the death benefit and Contract Values because the investment results will apply only to the non-loaned portion of the Contract Value. Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

A loan may have tax consequences. (See “FEDERAL TAX STATUS”) In addition, allowing your contract to terminate due to indebtedness could have adverse tax consequences. (See “CONTRACT LOANS”)

Risk of Frequent Transfers [Member]
Prospectus:
Principal Risk [Text Block]

Risk of Frequent Transfers. We have policies and procedures that attempt to detect frequent, large, programmed, or short-term transfers among the Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

Optional Benefits Risks [Member]
Prospectus:
Principal Risk [Text Block]

Optional Benefits Risks. If you elect the Five PlusSM Guaranteed Minimum Withdrawal Benefit, you must allocate all premiums and Contract Value to the Designated Subaccounts on and after the Rider Effective Date. For certain Designated Subaccounts, risk and volatility mitigation is part of the Portfolio’s investment strategy, which investment strategy could reduce your investment return. The value of the GMWB rider may be significantly reduced if you take annual withdrawals that are greater than the Guaranteed Withdrawal Amount of the Lifetime Income Amount (after the Lifetime Income Date).

If you select the Annual Ratchet Guaranteed Minimum Death Benefit Option or Enhanced Combination Guaranteed Minimum Death Benefit Option, issue requirements and the Monthly Guaranteed Minimum Death Benefit Charge will vary for each Guaranteed Minimum Death Benefit Option. Any amount we pay in excess of your Contract Value is subject to our financial strength and claims-paying ability. There may also be tax consequences. Please consult your financial professional.

Cybersecurity and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in the Contract.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to eight Contract years and will reduce the value of your Contract if surrenders are made during that time.

The tax deferral benefit is more beneficial to investors with a long-time horizon.

Reference Principal Risks of Investing in the Contract.

Principal Risk [Text Block]	Not a Short-Term Investment. The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. There might also be tax consequences.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each Subaccount. The Subaccounts and the Fixed Account each have their own unique risks. You should review all of the investment options before making an investment decision.

Reference Principal Risks of Investing in the Contract.

Principal Risk [Text Block]	Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease. There is no minimum guaranteed Contract Value. The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract. During times of poor investment performance, these deductions will have an even greater impact on your Contract Value. You could lose everything you invest. If you allocate net Premiums to the Fixed Account, then we credit your Fixed Account Value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a minimum guaranteed interest rate
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life. If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of Kansas City Life, including its financial strength rating, is available upon request by contacting the Home Office.

Reference Financial Condition of Kansas City Life.

Principal Risk [Text Block]	Insurance Company Risks. Any obligations, guarantees and benefits of the Contract, including the Fixed Account Investment Option, are subject to the claims paying ability of Kansas City Life Insurance Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of the Company is available upon request by contacting the Home Office.
AIM Variable Insurance Funds Invesco V.I. American Franchise Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(31.11%)
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	11.64%
AIM Variable Insurance Funds Invesco V.I. Core Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.55%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
AIM Variable Insurance Funds Invesco V.I. Technology Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
American Century Variable Portfolios, Inc. VP Capital Appreciation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(28.11%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.25%
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth by investing in common stocks (Income is a secondary objective)
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Century Variable Portfolios, Inc. VP International Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP International Fund – Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
American Century Variable Portfolios, Inc. VP Mid Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth (Income is a secondary objective)
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
American Century Variable Portfolios, Inc. VP Ultra® Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
American Century Variable Portfolios, Inc. VP Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth (Income is a secondary objective)
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Value Fund – Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
American Century Variable Portfolios II, Inc. VP Inflation Protection Fund[Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
American Funds Insurance Series Asset Allocation Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds Insurance Series® Capital Income Builder® [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(7.13%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Capital World Bond Fund® [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.77%)
Average Annual Total Returns, 10 Years [Percent]	(0.50%)
American Funds Insurance Series® Global Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
American Funds Insurance Series® Growth-Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Achieve long-term growth of capital and income
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
American Funds Insurance Series® New World Fund® [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.27%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.16%)
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(24.88%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.93%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	(2.60%)
Average Annual Total Returns, 10 Years [Percent]
BNY Mellon Variable Investment Fund Appreciation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.;
Portfolio Company Subadviser [Text Block]	Fayez Sarofim Co., LLC (Sarofim & Co.)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(18.06%)
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	11.10%
BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital growth.
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	9.46%
BNY Mellon Stock Index Fund, Inc. [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to match the total return of the S&P 500® Index.
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc. – Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.;
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(22.87%)
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
Calamos® Advisors Trust, Calamos Growth and Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High long-term total return through growth and current income
Portfolio Company Name [Text Block]	Calamos® Advisors Trust, Calamos Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(19.07%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(31.01%)
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(14.93%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Achieve high current income and moderate capital appreciation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P
Portfolio Company Adviser [Text Block]	Federated Hermes Global Investment Management Corp.;
Portfolio Company Subadviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(13.75%)
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seek high current income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P
Portfolio Company Adviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(11.78%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Federated Hermes Insurance Series Federated Hermes Government Money Fund II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide current income consistent with stability of principal and liquidity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S
Portfolio Company Adviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
Fidelity® Variable Insurance Products Contrafund® Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR);
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Fidelity® Variable Insurance Products Freedom Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Fidelity® Variable Insurance Products Freedom 2010 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Fidelity® Variable Insurance Products Freedom 2015 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(14.79%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Fidelity® Variable Insurance Products Freedom 2020 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Fidelity® Variable Insurance Products Freedom 2025 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Fidelity® Variable Insurance Products Freedom 2030 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Fidelity® Variable Insurance Products Freedom 2035 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Fidelity® Variable Insurance Products Freedom 2040 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Fidelity® Variable Insurance Products Freedom 2045 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Fidelity® Variable Insurance Products Freedom 2050 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(25.92%)
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(33.52%)
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(21.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	1.28%
Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(7.39%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
LVIP JPMorgan Mid Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	9.98%
LVIP JPMorgan Small Cap Core Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth over the long term
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(19.35%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	9.59%
LVIP JPMorgan U.S. Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return from a portfolio of selected equity securities
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(18.69%)
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	13.21%
MFS® Variable Insurance Trust, MFS® Growth Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	13.05%
MFS® Variable Insurance Trust, MFS® Research Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.21%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	11.68%
MFS® Variable Insurance Trust, MFS® Total Return Bond Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return with an emphasis on current income, but also considering capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	1.39%
MFS® Variable Insurance Trust, MFS® Total Return Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.34%
MFS® Variable Insurance Trust, MFS® Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
MFS® Variable Insurance Trust II MFS® Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return with an emphasis on high current income, but also considering capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.71%)
Average Annual Total Returns, 5 Years [Percent]	0.73%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with less volatility than the equity markets as a whole
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with less volatility than the equity markets as a whole
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Five PlusSM Guaranteed Minimum Withdrawal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Name of Benefit [Text Block]	Five PlusSM Guaranteed Minimum Withdrawal Benefit
Purpose of Benefit [Text Block]	Guarantees return of amounts invested in the Contract or minimum annual income payments provided that the conditions of the rider are satisfied
Standard Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]	• In order to receive certain benefits, the Covered Person must attain age 65 and remain living; • Must invest only in Designated Subaccounts, which may reduce investment return
Name of Benefit [Text Block]	Five PlusSM Guaranteed Minimum Withdrawal Benefit
Guaranteed Minimum Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit
Purpose of Benefit [Text Block]	Provide protection in the event of a market downturn
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Available at issue and any time after
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit
Annual Ratchet Guaranteed Minimum Death Benefit Option [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Annual Ratchet Guaranteed Minimum Death Benefit Option
Purpose of Benefit [Text Block]	Provide protection in the event of a market downturn
Standard Benefit Expense (of Other Amount), Current [Percent]	0.20%
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	• only available at issue of the Contract • only available to Annuitants with Issue Ages of 75 or below
Name of Benefit [Text Block]	Annual Ratchet Guaranteed Minimum Death Benefit Option
Enhanced Combination Guaranteed Minimum Death Benefit Option [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Name of Benefit [Text Block]	Enhanced Combination Guaranteed Minimum Death Benefit Option
Purpose of Benefit [Text Block]	Provide protection in the event of a market downturn
Standard Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	• only available at issue of the Contract • only available to Annuitants with Issue Ages of 70 or below
Name of Benefit [Text Block]	Enhanced Combination Guaranteed Minimum Death Benefit Option
Nursing Home Waiver of Surrender Charge [Member]
Prospectus:
Name of Benefit [Text Block]	Nursing Home Waiver of Surrender Charge
Purpose of Benefit [Text Block]	Waiver of Surrender Charge if you are admitted to a nursing home
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Must provide satisfactory proof of admission to licensed nursing home;

•  Contract Value must be paid out in equal amounts over a period of at least three years; and

•  Must be confined at least 90 days before waiver

Name of Benefit [Text Block]	Nursing Home Waiver of Surrender Charge